Cover Page Document	Oct. 24, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	PROGRESS SOFTWARE CORP /MA
Entity Central Index Key	0000876167
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19417
Entity Tax Identification Number	04-2746201
Entity Address, Address Line One	14 Oak Park
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	280-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false